Residual Value Obligations - Narrative (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Residual value obligations, net	$ 360,795	$ 356,539	$ 326,724
Leased Vehicles
Capital Leased Assets [Line Items]
Residual value, discount percentage		6.50%